Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, in accordance with the terms of the Management Agreement, if both parties agree. The monthly fees include fees which are paid to the technical managers on a monthly basis, including third-party managers for the LNG carriers Neo Energy (up to the sale May 31, 2024), Maria Energy, Tenergy, the VLCCs Ulysses, Hercules I, Dias I, the suezmax tankers Eurochampion 2004 (up to the sale January 11, 2024), Decathlon and Poppy S., the aframax tankers Maria Princess, Ise Princess, Sapporo Princess, DF Montmartre, DF Mystras, Alpes and Aspen. Vessel monthly fees for operating conventional vessels were $30.0, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $21.0, and $36.0 for the DP2 suezmax shuttle tankers. Monthly fees remained the same, apart from the third-party managed vessels, which incurred minor increases. Monthly fees for third-party managed vessels increased to $28.8 from $28.4 for the suezmax tanker Decathlon, the VLCCs Ulysses, Hercules I from $29.7 to $30.1 for LNG carriers Maria Energy and Neo Energy increased to $45.9 from $45.1 and Tenergy to $37.5 from $36.7, for the aframax tankers Sapporo Princess and Maria Princess from $29.7 to $30.1, and from $28.9 to $29.3 for the aframax tanker Ise Princess, respectively. Monthly fees for VLCC Dias I and suezmax tanker Eurochampion 2004 amounted to $28.7 and $29.7 , respectively. For the newly acquired vessels, aframax tankers Alpes, Aspen, and the suezmax tanker Poppy S., monthly fees amounted to $29.3 and $28.7 for the dual fuel LNG aframax tankers DF Montmartre and DF Mystras, respectively.

The Management Company, for services rendered, charged $5,086 for the second quarter of 2024 and $4,809 for the prior year second quarter. Charges for the first half of 2024 amounted to $10,061 and $10,030 for the prior year respective period.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company's Board of Directors.  No incentive award was granted in the first six months of 2024. For the first half of 2023, an award of $5,000 was granted to the Management Company and is included in the general and administrative expenses in the accompanying consolidated statements of comprehensive income.

The Holding Company and the Management Company have certain officers and directors in common. The Chief Executive Officer and Director of the Holding Company, is also the sole stockholder of the Management Company and the son of the founder of Tsakos Shipping (as defined below). The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year's notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company's Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2024, are $11,073 for the remainder of 2024, $22,308 for 2025, $22,209 for 2026, $22,074 for 2027, $22,278 for 2028 and $94,221 from 2029 to 2033.

Management fees for vessels are included in general and administrative expenses in the accompanying consolidated statements of comprehensive income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels. During the six months ended June 30, 2024, and June 30, 2023, $861 and $879, respectively were charged and accounted for as part of construction costs. For the second quarter of 2024, the amount of $463 was charged, compared to $473 in the second quarter of 2023.

As of June 30, 2024, the amount due to the Management Company was $229 ($157 at December 31, 2023).

(b) Tsakos Shipmanagement S.A. (“TSM”): The Management Company appointed TSM (previously named TCM, until May 2, 2023) to provide technical management to the Company's vessels up to February 2023, where Tsakos Shipping (as defined below) assumed all technical management responsibilities for all vessels under TSM structure. TSM for technical services charged $nil for the second quarter of 2024 and $171 for the prior year second quarter. For the first half of 2024, charges amounted to $nil compared to $374 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

As of June 30, 2024, the amount due from TSM was $4,807 ($5,287 at December 31, 2023).

(c) Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): The Management Company appointed Tsakos Shipping to provide technical management to the Company's vessels from February 2023. The Management Company, at its own expense, pays technical management fees to Tsakos Shipping, and the Company bears and pays directly to Tsakos Shipping most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company's vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of Tsakos Shipping personnel sent overseas to supervise repairs and perform inspections on the Company's vessels. Tsakos Shipping for technical services rendered charged $409 for the second quarter of 2024 and $256 for the prior year second quarter. For the first half of 2024, charges amounted to $1,013 compared to $327 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income. At June 30, 2024, the amount due from Tsakos Shipping as technical manager was $1,429 ($1,098 at December 31, 2023).

Tsakos Shipping provides chartering services for the Company's vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in voyage expenses in the accompanying consolidated statements of comprehensive income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commissions. In the first half of 2024 and 2023, Tsakos Shipping charged a brokerage commission of $1,168 for the sale of the two suezmax tankers, Eurochampion 2004 and Euronike, the two aframax tankers Izumo Princess and Nippon Princess and the LNG carrier, Neo Energy, and $848 for the sale of the six handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon, Ajax and the two handysize tankers Arion and Amphitrite , respectively. Tsakos Shipping may also charge a fee of $250 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first half of 2024, $1,000 in aggregate was charged for supervision fees of the aframax tankers Njord DF, Ran DF, Chios DF and Ithaki DF and $500 in aggregate was charged for supervision fees of the LNG carrier, Tenergy and the DP2 shuttle tanker, Porto in the first half of 2023.

Tsakos Shipping for chartering services rendered charged $2,564 for the second quarter of 2024 compared to $2,687 for the prior year second quarter. For the first half of 2024, the charge amounted to $5,102 compared to $5,924 for the prior year first half.

The amount due to Tsakos Shipping as commercial manager as of June 30, 2024, was $3,348 ($1,501 at December 31, 2023). There is also as of June 30, 2024, an amount of $423 ($667 at December 31, 2023) due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurances through Argosy, a captive insurance company affiliated with Tsakos Shipping. During the six-month period ended June 2024, the Company incurred insurance recoveries from loss of hire recorded in voyage revenues amounting to $1,229 and $3,593 for the prior year first half and insurance recoveries from damages to fixed assets recorded in vessel operating expenses of $6,820 and $3,216 for the prior year first half, presented in the accompanying consolidated statements of comprehensive income, respectively. For the second quarter of 2024, Argosy, for services rendered, charged $3,796 compared to $3,351 for the prior year quarter. For the first half of 2024, charges amounted to $7,058 compared to $6,642 for the prior year first half.

The amount due to Argosy as at June 30, 2024, was $3,535 ($2,468 at December 31, 2023). There is also an amount of $1,252 ($328 at December 31, 2023) due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. For the second quarter of 2024, AirMania, for services rendered, charged $1,610 compared to $1,661 in the prior year quarter. For the first half of 2024, charges amounted to $3,533 compared to $3,223 for the prior year's first half.

The amount due to AirMania as of June 30, 2024, was $569 ($530 at December 31, 2023).